EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	339,459	556,134
Options outstanding, weighted average exercise price	$ 4.61	$ 5.15
Number Of Options exercisable	131,509
Options exercisable, weighted average exercise price	$ 3.49
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	339,459
Options outstanding, Weighted average remaining contractual life	4 years 4 months 20 days
Options outstanding, weighted average exercise price	$ 4.61
Number Of Options exercisable	131,509
Options exercisable, weighted average exercise price	$ 3.49
Exercise Price 1.17 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	62,384
Options outstanding, Weighted average remaining contractual life	8 months 12 days
Options outstanding, weighted average exercise price	$ 1.17
Number Of Options exercisable	62,384
Options exercisable, weighted average exercise price	$ 1.17
Exercise Price 3.38 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	10,000
Options outstanding, Weighted average remaining contractual life	6 months 7 days
Options outstanding, weighted average exercise price	$ 3.38
Number Of Options exercisable	10,000
Options exercisable, weighted average exercise price	$ 3.38
Exercise Price 0.87 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	4,575
Options outstanding, Weighted average remaining contractual life	3 years 3 months 22 days
Options outstanding, weighted average exercise price	$ 0.87
Number Of Options exercisable	0
Options exercisable, weighted average exercise price	$ 0.87
Exercise Price 6.14 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	28,500
Options outstanding, Weighted average remaining contractual life	4 years 1 month 28 days
Options outstanding, weighted average exercise price	$ 6.14
Number Of Options exercisable	6,000
Options exercisable, weighted average exercise price	$ 6.14
Exercise Price 5.94 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	212,500
Options outstanding, Weighted average remaining contractual life	5 years 6 months 7 days
Options outstanding, weighted average exercise price	$ 5.94
Number Of Options exercisable	53,125
Options exercisable, weighted average exercise price	$ 5.94
Exercise Price 0.87 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options outstanding	21,500
Options outstanding, Weighted average remaining contractual life	6 years 3 months 25 days
Options outstanding, weighted average exercise price	$ 0.87
Number Of Options exercisable	0
Options exercisable, weighted average exercise price	$ 0